Summary of Significant Accounting Policies - Summary of Retrospective Adjustments (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Noncurrent Assets
Deferred income tax assets – net (Note 7)	₱ 30,466	₱ 27,348	₱ 21,941
Equity
Retained earnings (Note 20)	634	3,483
Noncurrent Liabilities
Deferred income tax liabilities – net (Note 7)	3,366	₱ 3,567	₱ 3,704
As Reported [Member]
Noncurrent Assets
Deferred income tax assets – net (Note 7)	30,466
Equity
Retained earnings (Note 20)	634
Noncurrent Liabilities
Deferred income tax liabilities – net (Note 7)	3,366
Estimated Adjustments Due to Adoption of IFRS 15 [Member]
Noncurrent Assets
Contract assets – net of current portion	1,094
Deferred income tax assets – net (Note 7)	54
Current Assets
Contract assets	2,783
Equity
Retained earnings (Note 20)	2,588
Noncurrent Liabilities
Contract liabilities – net of current portion	82
Deferred income tax liabilities – net (Note 7)	1,164
Current Liabilities
Contract liabilities	97
Estimated Adjusted Opening Balance
Noncurrent Assets
Contract assets – net of current portion	1,094
Deferred income tax assets – net (Note 7)	30,520
Current Assets
Contract assets	2,783
Equity
Retained earnings (Note 20)	3,222
Noncurrent Liabilities
Contract liabilities – net of current portion	82
Deferred income tax liabilities – net (Note 7)	4,530
Current Liabilities
Contract liabilities	₱ 97